Property, Plant And Equipment - Summary Of Detailed Information About Property, Plant And Equipment (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	R$ 1,773,889	R$ 2,236,714
Company acquisition	2,912,482
Additions	(118,870)	15,860
Write-offs	(20,500)	(22,283)
Impairment	(5,361)	(6,359)
Transfers	(75,214)	(471,270)
Other changes including exchange rate variation		21,227
Exchange rate variation	768,631
Property, Plant And Equipment, Ending	R$ 5,235,057	R$ 1,773,889
Vehicles [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	2 years	2 years
Vehicles [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years	5 years
Templates [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years	3 years
Tools And Accessories [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years	3 years
Tools And Accessories [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	20 years	20 years
Facilities [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years	3 years
Facilities [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	60 years	60 years
Machinery and accessories [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years	3 years
Machinery and accessories [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	15 years	15 years
Leasehold improvements [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	2 years	2 years
Leasehold improvements [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	20 years	20 years
Buildings [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	14 years	14 years
Buildings [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	60 years	60 years
Furniture and fixtures [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	2 years	2 years
Furniture and fixtures [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	25 years	25 years
IT equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years	3 years
IT equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	15 years	15 years
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	R$ 3,314,514	R$ 3,697,796
Company acquisition	2,912,482
Additions	594,251	339,203
Write-offs	(73,768)	(99,833)
Impairment	(141)	(6,359)
Transfers	(72,959)	(573,375)
Other changes including exchange rate variation		(42,918)
Exchange rate variation	871,680
Property, Plant And Equipment, Ending	7,546,059	3,314,514
Gross carrying amount [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	45,578	78,072
Company acquisition	25,789
Additions	14,594	12,463
Write-offs	(17,274)	(41,883)
Impairment
Transfers	1,184	99
Other changes including exchange rate variation		(3,173)
Exchange rate variation	9,356
Property, Plant And Equipment, Ending	79,227	45,578
Gross carrying amount [member] | Templates [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	192,556	203,814
Company acquisition
Additions	1,243	1,499
Write-offs	(19,713)	(23,823)
Impairment
Transfers	5,650	10,874
Other changes including exchange rate variation		192
Exchange rate variation	8,116
Property, Plant And Equipment, Ending	187,852	192,556
Gross carrying amount [member] | Tools And Accessories [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	11,974	8,161
Company acquisition	52,410
Additions	11,625	314
Write-offs	(1,743)	(445)
Impairment
Transfers	5,888	3,910
Other changes including exchange rate variation		34
Exchange rate variation	5,524
Property, Plant And Equipment, Ending	85,678	11,974
Gross carrying amount [member] | Facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	309,772	310,282
Company acquisition	1,431
Additions	81	49
Write-offs	(3,599)
Impairment
Transfers	8,791	(1,534)
Other changes including exchange rate variation		975
Exchange rate variation	(23,005)
Property, Plant And Equipment, Ending	293,471	309,772
Gross carrying amount [member] | Machinery and accessories [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	866,451	819,919
Company acquisition	740,328
Additions	20,098	9,563
Write-offs	(5,134)	(1,259)
Impairment
Transfers	58,649	54,336
Other changes including exchange rate variation		(16,108)
Exchange rate variation	139,301
Property, Plant And Equipment, Ending	1,819,693	866,451
Gross carrying amount [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	615,103	577,217
Company acquisition	58,548
Additions	34,324	46,869
Write-offs	(8,761)	(23,243)
Impairment		(1,958)
Transfers	51,588	20,645
Other changes including exchange rate variation		(4,427)
Exchange rate variation	213,155
Property, Plant And Equipment, Ending	963,957	615,103
Gross carrying amount [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	386,957	940,002
Company acquisition	1,203,081
Additions	12,275	2,245
Write-offs
Write-offs
Impairment	(115)	(887)
Transfers	48,551	(555,221)
Other changes including exchange rate variation		818
Exchange rate variation	248,427
Property, Plant And Equipment, Ending	1,899,176	386,957
Gross carrying amount [member] | Furniture and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	397,727	362,817
Company acquisition	32,566
Additions	32,530	40,118
Write-offs	(6,300)	(3,031)
Impairment	(26)	(3,514)
Transfers	11,239	16,978
Other changes including exchange rate variation		(15,641)
Exchange rate variation	98,812
Property, Plant And Equipment, Ending	566,548	397,727
Gross carrying amount [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	35,157	30,525
Company acquisition	570,572
Additions	57
Write-offs
Write-offs
Impairment
Transfers	4,252	4,653
Other changes including exchange rate variation		(21)
Exchange rate variation	51,575
Property, Plant And Equipment, Ending	661,613	35,157
Gross carrying amount [member] | IT equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	297,228	263,524
Company acquisition	112,369
Additions	27,254	21,976
Write-offs	(10,652)	(3,902)
Impairment
Transfers	36,554	18,483
Other changes including exchange rate variation		(2,853)
Exchange rate variation	81,019
Property, Plant And Equipment, Ending	543,772	297,228
Gross carrying amount [member] | Projects In Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	156,011	103,463
Company acquisition	78,965
Additions	440,170	204,107
Write-offs	(592)	(2,247)
Impairment
Transfers	(305,305)	(146,598)
Other changes including exchange rate variation		(2,714)
Exchange rate variation	39,136
Property, Plant And Equipment, Ending	408,385	156,011
Gross carrying amount [member] | Other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning
Company acquisition	36,423
Additions
Write-offs
Impairment
Transfers
Exchange rate variation	264
Property, Plant And Equipment, Ending	36,687
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(1,540,625)	(1,461,082)
Company acquisition
Additions	(713,121)	(323,343)
Write-offs	53,268	77,550
Impairment	(5,220)
Transfers	(2,255)	102,105
Other changes including exchange rate variation		64,145
Exchange rate variation	(103,049)
Property, Plant And Equipment, Ending	(2,311,002)	(1,540,625)
Accumulated depreciation, amortisation and impairment [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(16,924)	(31,784)
Company acquisition
Additions	(24,150)	(15,832)
Write-offs	10,081	27,478
Impairment
Transfers	(2,093)	(7)
Other changes including exchange rate variation		3,221
Exchange rate variation	44
Property, Plant And Equipment, Ending	(33,042)	(16,924)
Accumulated depreciation, amortisation and impairment [member] | Templates [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(175,938)	(191,501)
Company acquisition
Additions	(10,092)	(8,314)
Write-offs	19,684	23,739
Impairment
Transfers		148
Other changes including exchange rate variation		(10)
Exchange rate variation	(190)
Property, Plant And Equipment, Ending	(166,536)	(175,938)
Accumulated depreciation, amortisation and impairment [member] | Tools And Accessories [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(3,255)	(2,954)
Company acquisition
Additions	(42,932)	(687)
Write-offs		410
Impairment
Transfers	10
Other changes including exchange rate variation		(24)
Exchange rate variation	7,018
Property, Plant And Equipment, Ending	(39,159)	(3,255)
Accumulated depreciation, amortisation and impairment [member] | Facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(167,362)	(147,309)
Company acquisition
Additions	(19,933)	(20,703)
Write-offs
Write-offs	285
Impairment
Transfers	1,044	1,234
Other changes including exchange rate variation		(584)
Exchange rate variation	9,240
Property, Plant And Equipment, Ending	(176,726)	(167,362)
Accumulated depreciation, amortisation and impairment [member] | Machinery and accessories [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(416,736)	(379,050)
Company acquisition
Additions	(193,657)	(56,617)
Write-offs	2,759	657
Impairment
Transfers	(1,202)
Other changes including exchange rate variation		18,274
Exchange rate variation	30,074
Property, Plant And Equipment, Ending	(578,762)	(416,736)
Accumulated depreciation, amortisation and impairment [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(267,371)	(217,167)
Company acquisition
Additions	(130,631)	(90,281)
Write-offs	7,124	19,089
Impairment	(4,900)
Transfers	(4,107)	5,292
Other changes including exchange rate variation		15,696
Exchange rate variation	(80,669)
Property, Plant And Equipment, Ending	(480,554)	(267,371)
Accumulated depreciation, amortisation and impairment [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(101,785)	(191,422)
Company acquisition
Additions	(88,593)	(7,315)
Write-offs
Write-offs
Impairment
Transfers		96,558
Other changes including exchange rate variation		394
Exchange rate variation	10,649
Property, Plant And Equipment, Ending	(179,729)	(101,785)
Accumulated depreciation, amortisation and impairment [member] | Furniture and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(193,973)	(138,078)
Company acquisition
Additions	(81,287)	(78,988)
Write-offs	4,744	2,734
Impairment	(284)
Transfers	4,093	(184)
Other changes including exchange rate variation		20,543
Exchange rate variation	(51,904)
Property, Plant And Equipment, Ending	(318,611)	(193,973)
Accumulated depreciation, amortisation and impairment [member] | IT equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(197,281)	(161,817)
Company acquisition
Additions	(96,768)	(44,606)
Write-offs	8,591	3,443
Impairment	(36)
Transfers		(936)
Other changes including exchange rate variation		6,635
Exchange rate variation	(26,362)
Property, Plant And Equipment, Ending	(311,856)	(197,281)
Accumulated depreciation, amortisation and impairment [member] | Other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning
Company acquisition
Additions	(25,078)
Write-offs
Impairment
Transfers
Exchange rate variation	(949)
Property, Plant And Equipment, Ending	R$ (26,027)